Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Columbia Short Term Bond Fund -Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 12,027	$ 11,322	$ 10,689	$ 10,722	$ 10,977	$ 10,000	$ 10,303	$ 10,046	$ 10,031	$ 9,941	$ 9,901
Columbia Short Term Bond Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 11,469	10,856	10,305	10,394	10,691	9,803	10,162	9,968	10,013	9,981	10,000
Columbia Short Term Bond Fund Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 12,467	11,707	11,023	11,031	11,254	10,236	10,510	10,222	10,192	10,066	10,000
Columbia Short Term Bond Fund Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Account Value	$ 12,547	11,787	11,090	11,089	11,305	10,274	10,540	10,242	10,203	10,076	10,000
Columbia Short Term Bond Fund Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value	$ 12,620	11,852	11,134	11,128	11,351	10,311	10,572	10,268	10,213	10,081	10,000
Columbia Short Term Bond Fund - Class S
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 12,465	11,707	11,023	11,031	11,254	10,236	10,510	10,222	10,192	10,066	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386	11,880	11,796	10,829	10,364	10,241	10,196	10,000
Bloomberg 1-3 Year Government/Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Government/Credit Index
Account Value	$ 11,871	$ 11,241	$ 10,862	$ 10,833	$ 11,158	$ 10,985	$ 10,509	$ 10,200	$ 10,176	$ 10,104	$ 10,000